Prepayments and Other Current Assets (Details) - Schedule of Prepayments and Other Current Assets - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Schedule of Prepayments and Other Current Assets [Abstract]
Other deposits	$ 8,331	$ 15,118
Other receivables
Prepayments	8,525	9,139
Prepayments and other current assets	16,856	24,257
Less: amount classified as non-current assets
Amount classified as current assets	$ 16,856	$ 24,257